SUPPLEMENT DATED SEPTEMBER 20, 2001
                             TO THE PROSPECTUS OF
                           FRANKLIN STRATEGIC SERIES
      (FRANKLIN AGGRESSIVE GROWTH FUND, FRANKLIN CALIFORNIA GROWTH FUND,
      FRANKLIN LARGE CAP GROWTH FUND, FRANKLIN SMALL-MID CAP GROWTH FUND
                    AND FRANKLIN SMALL CAP GROWTH FUND II)
                            DATED SEPTEMBER 1, 2000
                      AS SUPPLEMENTED SEPTEMBER 1, 2001

The prospectus is amended as follows:

I. For the Small Cap Growth Fund II under the "Goal and Strategies" section on page 49, the following paragraph is added:

 On October 4, 2001, the Fund is closed to new investors, except for broker-dealer sponsored wrap account programs and retirement plan accounts. The Fund reserves the right to modify this policy at any time. If you are a shareholder of record as of the close of market on October 4, 2001, you may continue to add to your account subject to the applicable minimum investment amount, or buy additional shares through reinvestment of dividends or capital gains distributions.

               Please keep this supplement for future reference.







                       SUPPLEMENT DATED SEPTEMBER 20, 2001
                              TO THE PROSPECTUS OF
                            FRANKLIN STRATEGIC SERIES
        (FRANKLIN AGGRESSIVE GROWTH FUND, FRANKLIN LARGE CAP GROWTH FUND,
                       FRANKLIN SMALL-MID CAP GROWTH FUND
              AND FRANKLIN SMALL CAP GROWTH FUND II ADVISOR CLASS)
                             DATED SEPTEMBER 1, 2000
                       AS SUPPLEMENTED SEPTEMBER 1, 2001.

The prospectus is amended as follows:

I. For the Small Cap Growth Fund II under the "Goal and Strategies" section on page 29, the following paragraph is added:

 On October 4, 2001, the Fund is closed to new investors, except for broker-dealer sponsored wrap account programs and retirement plan accounts. The Fund reserves the right to modify this policy at any time. If you are a shareholder of record as of the close of market on October 4, 2001, you may continue to add to your account subject to the applicable minimum investment amount, or buy additional shares through reinvestment of dividends or capital gains distributions.

           Please keep this supplement for future reference.